UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                    FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                     --------


                            555 Main Street, Suite 400
                                 Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                  Colette Wallner
                              JohnsonFamily Funds, Inc.
                             555 Main Street, Suite 400
                                  Racine, WI 53403
                       (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                        DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                        DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                 [LOGO OMITTED]
                                  JOHNSONFAMILY
                                      FUNDS

--------------------------------------------------------------------------------
                        APRIL 30, 2005 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Statements of Net Assets
     JohnsonFamily Large Cap Value Fund .............................    1
     JohnsonFamily Small Cap Value Fund .............................    3
     JohnsonFamily International Value Fund .........................    5
     JohnsonFamily Intermediate Fixed Income Fund ...................    9

Statements of Operations ............................................   13

Statements of Changes in Net Assets .................................   14

Financial Highlights ................................................   16

Notes to the Financial Statements ...................................   20

Disclosure of Fund Expenses..........................................   26

Approval of Investment Advisory Agreements...........................   27


    --------------------------------------
               NOT FDIC-INSURED
    --------------------------------------
      May lose value. No bank guarantee.
    --------------------------------------

Shares of JohnsonFamily Funds are distributed by an independent third party, SEI Investments
Distribution Co.

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

LARGE CAP VALUE FUND

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Sector Weightings+:

27.9%  Financials
12.8%  Consumer Discretionary
11.4%  Industrials
 9.0%  Energy
 7.3%  Information Technology
 7.0%  Consumer Staples
 6.1%  Health Care
 5.1%  Telecommunication Services
 5.0%  Short-Term Investments
 4.9%  Utilities
 3.5%  Materials

+ Percentages are based on total investments.


   Number
  of Shares                                   Value
-------------------------------------------------------
              COMMON STOCK - 95.00%
              AEROSPACE & DEFENSE - 5.96%
     36,085   Lockheed Martin Corp.       $  2,199,380
     37,270   Northrop Grumman Corp.         2,043,887
     20,390   United Technologies Corp.      2,074,071
                                          ------------
                                             6,317,338
                                          ------------
              APPAREL & TEXTILES - 1.41%
     48,905   Jones Apparel Group, Inc.      1,489,157
                                          ------------
              AUTOMOTIVE - 1.72%
     75,390   Honda Motor Co. Ltd., ADR*     1,816,899
                                          ------------
              BANKS - 13.14%
     44,411   Bank of America Corp.          2,000,271
     51,375   BB&T Corp.                     2,014,414
     36,645   Comerica, Inc.                 2,098,293
     59,070   Keycorp                        1,958,761
     60,915   Regions Financial Corp.        2,040,043
     28,420   SunTrust Banks, Inc.           2,069,829
     34,000   Wachovia Corp.                 1,740,120
                                          ------------
                                            13,921,731
                                          ------------
              BASIC - CHEMICAL - 1.71%
     39,415   Dow Chemical Co.               1,810,331
                                          ------------
              BASIC - PAPER - 1.81%
     55,860   International Paper Co.        1,915,439
                                          ------------
              CONSUMER STAPLES - 5.60%
    124,670   Kroger Co.*                    1,966,046
     91,445   Sara Lee Corp.                 1,956,009
     52,440   Unilever PLC, ADR              2,011,598
                                          ------------
                                             5,933,653
                                          ------------

   Number
  of Shares                                   Value
-------------------------------------------------------
              DIVERSIFIED MANUFACTURING - 3.52%
     55,770   General Electric Co.        $  2,018,874
     44,280   SPX Corp.                      1,713,193
                                          ------------
                                             3,732,067
                                          ------------
              ENERGY - 8.98%
     30,645   Anadarko Petroleum Corp.       2,238,311
     24,110   ConocoPhillips                 2,527,933
     51,850   Marathon Oil Corp.             2,414,655
     42,675   Unocal Corp.                   2,327,921
                                          ------------
                                             9,508,820
                                          ------------
              ENTERTAINMENT - 1.95%
    206,120   Liberty Media Corp.,
              Class A*                       2,069,445
                                          ------------
              FINANCIAL - 8.63%
     16,125   Bear Stearns Cos., Inc.        1,526,393
     57,410   Citigroup, Inc.                2,695,974
     57,060   JPMorgan Chase & Co.           2,025,059
     72,955   MBNA Corp.                     1,440,861
     27,045   Merrill Lynch & Co., Inc.      1,458,537
                                          ------------
                                             9,146,824
                                          ------------
              HEALTH CARE - 6.12%
     82,895   Bristol-Myers Squibb Co.       2,155,270
    105,705   Schering-Plough Corp.          2,206,063
     47,225   Wyeth                          2,122,292
                                          ------------
                                             6,483,625
                                          ------------
              INSURANCE - 4.54%
     40,530   Nationwide Financial Services,
              Class A                        1,435,978
     33,175   Prudential Financial, Inc.     1,895,951
     88,620   UnumProvident Corp.            1,481,727
                                          ------------
                                             4,813,656
                                          ------------
              LEISURE & RECREATIONAL PRODUCTS - 1.78%
    104,645   Mattel, Inc.                   1,888,842
                                          ------------
              PRINTING & PUBLISHING - 2.04%
     25,500   Gannett Co., Inc.              1,963,500
      5,000   Tribune Co.                      193,000
                                          ------------
                                             2,156,500
                                          ------------
              PROFESSIONAL SERVICES - 1.77%
     43,135   Computer Sciences Corp.*       1,875,510
                                          ------------

                                     JOHNSONFAMILY FUNDS  SEMI-ANNUAL REPORT   1

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                   Value
-------------------------------------------------------
              RAILROADS - 1.89%
     49,865   CSX Corp.                   $  2,001,082
                                          ------------
              REAL ESTATE INVESTMENT TRUSTS - 1.52%
     52,595   Duke Realty Corp.              1,609,407
                                          ------------
              RETAIL - 1.94%
     58,440   May Department Stores Co.      2,050,075
                                          ------------
              SERVICES - 3.42%
     66,150   Cendant Corp.                  1,317,047
      3,307   PHH Corp.*                        73,911
     52,035   Wendy's International, Inc.    2,233,863
                                          ------------
                                             3,624,821
                                          ------------
              TECHNOLOGY - 5.52%
    100,885   Hewlett-Packard Co.            2,065,116
     81,525   Microsoft Corp.                2,062,583
     46,795   Sony Corp., ADR                1,717,844
                                          ------------
                                             5,845,543
                                          ------------
              TELEPHONES & TELECOMMUNICATIONS - 5.10%
     86,605   AT&T Corp.                     1,656,754
     75,240   SBC Communications, Inc.       1,790,712
     54,660   Verizon Communications,
              Inc.                           1,956,828
                                          ------------
                                             5,404,294
                                          ------------
              UTILITIES - 4.93%
     53,510   Alliant Energy Corp.           1,409,454
     53,200   FPL Group, Inc.                2,171,624
     38,965   Progress Energy, Inc.          1,636,140
                                          ------------
                                             5,217,218
                                          ------------
              TOTAL COMMON STOCK
              (cost $91,113,536)           100,632,277
                                          ------------
              SHORT-TERM INVESTMENTS - 4.99%
  3,163,039   SSGA Money Market Fund         3,163,039
  2,119,837   SSGA U.S. Government
              Money Market Fund              2,119,837
                                          ------------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $5,282,876)              5,282,876
                                          ------------
              TOTAL INVESTMENTS - 99.99%
              (cost $96,396,412)           105,915,153
                                          ------------

                                              Value
-------------------------------------------------------
            OTHER ASSETS AND LIABILITIES:
            Payable for Capital Shares
            Redeemed                      $   (473,729)
            Investment Advisory Fee Payable    (65,105)
            Administration Fee Payable          (9,120)
            Distribution Fee Payable            (7,179)
            Directors' Fee Payable              (2,629)
            Other Assets and Liabilities       572,580
                                          ------------
            Cash and Other Assets,
            less Liabilities - 0.01%            14,818
                                          ------------
            NET ASSETS -- 100.0%          $105,929,971
                                          ============
            NET ASSETS:
            Portfolio Shares (unlimited
            authorization -- no par value)
            based on 10,641,150 outstanding
            shares of beneficial
            interest                      $ 92,986,016
            Undistributed net investment
            income                             116,886
            Accumulated net realized gain
            on investments                   3,308,328
            Net unrealized appreciation
            on investments                   9,518,741
                                          ------------
            NET ASSETS                    $105,929,971
                                          ============
            NET ASSETS VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE           $9.95
                                                 =====
            * NON-INCOME PRODUCING SECURITY.
            ADR -- AMERICAN DEPOSITARY RECEIPT
            LTD. -- LIMITED
            PLC -- PUBLIC LIMITED COMPANY
            SSGA -- STATE STREET GLOBAL ADVISERS

            THE ACCOMPANYING NOTES ARE AN INTEGRAL
            PART OF THE FINANCIAL STATEMENTS.

2   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2005(UNAUDITED)

SMALL CAP VALUE FUND

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Sector Weightings+:

26.3%  Financials
21.6%  Industrials
16.0%  Consumer Discretionary
 8.0%  Health Care
 6.8%  Information Technology
 6.2%  Energy
 5.5%  Consumer Staples
 5.1%  Utilities
 4.3%  Materials
 0.2%  Short-Term Investments

+ Percentages are based on total investments.


   Number
  of Shares                                   Value
-------------------------------------------------------
              COMMON STOCK - 98.51%
              AUTOMOTIVE - 1.43%
     36,595   Group 1 Automotive, Inc.*    $   920,364
                                           -----------
              BANKS - 10.17%
     35,080   Amcore Financial, Inc.           903,661
     29,526   Chemical Financial Corp.         884,599
     25,576   Community Trust
              Bancorp, Inc.                    768,559
     34,255   Hancock Holding Co.            1,021,484
     50,539   Old National Bancorp             964,789
     45,840   Susquehanna Bancshares,
              Inc.                             964,015
     18,985   UMB Financial Corp.            1,027,658
                                           -----------
                                             6,534,765
                                           -----------
              BASIC - CHEMICAL - 3.14%
     34,125   H.B. Fuller Co.                1,034,670
     49,170   Sensient Technologies Corp.      983,892
                                           -----------
                                             2,018,562
                                           -----------
              BASIC - PAPER - 1.07%
     67,400   Rock-Tenn Co., Class A           684,110
                                           -----------
              CONSUMER PRODUCTS - 1.51%
     42,920   American Greetings Corp.,
              Class A                          972,138
                                           -----------
              CONSUMER STAPLES - 2.52%
    143,910   DIMON, Inc.*                     856,265
     43,540   Libbey, Inc.                     763,256
                                           -----------
                                             1,619,521
                                           -----------
              DIVERSIFIED MANUFACTURING - 6.21%
     36,815   A.O. Smith Corp.               1,049,227
     35,200   Barnes Group, Inc.             1,012,000
     42,325   Griffon Corp.*                   812,217
     88,750   NN, Inc.                       1,113,813
                                           -----------
                                             3,987,257
                                           -----------

   Number
  of Shares                                   Value
-------------------------------------------------------
              ENERGY - 6.12%
     25,350   Forest Oil Corp.*            $   976,735
     26,665   Helmerich & Payne, Inc.        1,025,003
     22,325   Stone Energy Corp.*            1,003,285
     26,755   Tidewater, Inc.                  922,245
                                           -----------
                                             3,927,268
                                           -----------
              ENTERTAINMENT - 1.50%
    121,620   Multimedia Games, Inc.*          962,014
                                           -----------
              FINANCIAL - 1.13%
     26,275   Piper Jaffray Cos.*              726,504
                                           -----------
              HEALTH CARE - 2.89%
     32,345   Apria Healthcare
              Group, Inc.*                     973,585
     29,445   Par Pharmaceutical
              Cos., Inc.*                      884,233
                                           -----------
                                             1,857,818
                                           -----------
              INDUSTRIAL - 3.27%
    134,520   Intertape Polymer
              Group, Inc.*                   1,068,089
     85,425   LSI Industries, Inc.           1,031,079
                                           -----------
                                             2,099,168
                                           -----------
              INSURANCE - 4.91%
     30,250   Allmerica Financial Corp.*     1,015,492
     23,000   AmerUs Group Co.               1,081,230
     55,560   Assured Guaranty Ltd.          1,058,974
                                           -----------
                                             3,155,696
                                           -----------
              MACHINERY - 3.10%
     54,435   AGCO Corp.*                      936,282
     34,480   Lincoln Electric
              Holdings, Inc.                 1,053,364
                                           -----------
                                             1,989,646
                                           -----------
              MEDICAL PRODUCTS & SERVICES - 5.01%
     35,820   Conmed Corp.*                  1,064,570
     23,825   Orthofix International*        1,119,775
     43,695   Steris Corp.*                  1,034,698
                                           -----------
                                             3,219,043
                                           -----------
              MISCELLANEOUS BUSINESS SERVICES - 3.16%
     33,665   MAXIMUS, Inc.*                 1,033,515
     53,530   NCO Group, Inc.*                 997,264
                                           -----------
                                             2,030,779
                                           -----------
              PRINTING & PUBLISHING - 4.76%
     24,725   Banta Corp.                    1,029,549
     29,660   John H. Harland Co.            1,067,760
     29,610   ProQuest Co.*                    960,548
                                           -----------
                                             3,057,857
                                           -----------

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 3

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                   Value
-------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS - 9.76%
     53,000   Glenborough Realty
              Trust, Inc.                  $ 1,088,620
     27,465   Healthcare Realty
              Trust, Inc.                    1,060,424
     25,050   Home Properties, Inc.          1,048,342
     88,210   HRPT Properties Trust          1,036,468
     43,875   Tanger Factory
              Outlet Centers                 1,016,145
     88,630   Winston Hotels, Inc.           1,019,245
                                           -----------
                                             6,269,244
                                           -----------
              RETAIL - 6.55%
     49,400   Claire's Stores, Inc.          1,077,908
     77,985   Payless Shoesource, Inc.*      1,065,275
     58,325   Russell Corp.                  1,021,271
     95,020   Tommy Hilfiger Corp.*          1,039,519
                                           -----------
                                             4,203,973
                                           -----------
              SERVICES - 2.92%
     51,025   O'Charleys, Inc.*              1,017,438
     67,775   Ryan's Restaurant
              Group, Inc.*                     859,387
                                           -----------
                                             1,876,825
                                           -----------
              SPECIALTY MACHINERY - 1.26%
     23,205   Tecumseh Products Co.,
              Class A                          806,142
                                           -----------
              TECHNOLOGY - 6.74%
     64,435   Actel Corp.*                     904,023
    146,060   Adaptec, Inc.*                   534,580
     42,330   DSP Group, Inc.*               1,020,153
     62,705   Electronics for Imaging*       1,029,616
    102,820   Verity, Inc.*                    843,124
                                           -----------
                                             4,331,496
                                           -----------
              TRANSPORTATION - 4.39%
     72,285   CP Ships Ltd.                  1,016,327
     50,345   SCS Transportation, Inc.*        769,775
     40,415   Wabash National Corp.*         1,030,583
                                           -----------
                                             2,816,685
                                           -----------
              UTILITIES - 4.99%
     47,805   Puget Energy, Inc.             1,024,939
     44,390   Southwest Gas Corp.            1,086,224
     20,755   WPS Resources Corp.            1,094,411
                                           -----------
                                             3,205,574
                                           -----------
              TOTAL COMMON STOCK
              (cost $60,574,778)            63,272,449
                                           -----------

   Number
  of Shares                                   Value
-------------------------------------------------------
              SHORT-TERM INVESTMENTS - 0.21%
    135,983   SSGA Money Market Fund       $   135,983
        223   SSGA U.S. Government
              Money Market Fund                    223
                                           -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $136,206)                  136,206
                                           -----------
              TOTAL INVESTMENTS - 98.72%
              (cost $60,710,984)            63,408,655
                                           -----------
              OTHER ASSETS AND LIABILITIES:
              Payable for Investment
              Securities Purchased            (764,546)
              Payable for Capital Shares
              Redeemed                        (255,285)
              Investment Advisory Fee Payable  (41,656)
              Distribution Fee Payable          (9,590)
              Administration Fee Payable        (7,908)
              Directors' Fee Payable            (2,648)
              Other Assets and Liabilities   1,902,688
                                           -----------
              Cash and Other Assets,
              less Liabilities - 1.28%         821,055
                                           -----------
              NET ASSETS -- 100.0%         $64,229,710
                                           ===========
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 5,696,073 outstanding
              shares of beneficial
              interest                     $59,247,855
              Undistributed net investment
              income                            52,580
              Accumulated net realized gain
              on investments                 2,231,604
              Net unrealized appreciation
              on investments                 2,697,671
                                           -----------
              NET ASSETS                   $64,229,710
                                           ===========
              NET ASSETS VALUE, OFFERING
              AND REDEMPTION PRICE
              PER SHARE                         $11.28
                                                ======
             * NON-INCOME PRODUCING SECURITY.
             LTD. -- LIMITED
             SSGA -- STATE STREET GLOBAL ADVISERS

             THE ACCOMPANYING NOTES ARE AN INTEGRAL
             PART OF THE FINANCIAL STATEMENTS.

4   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

INTERNATIONAL VALUE FUND

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Sector Weightings+:

24.0%  Financials
19.2%  Consumer Discretionary
10.2%  Consumer Staples
 8.3%  Health Care
 8.0%  Energy
 6.7%  Telecommunication Services
 6.6%  Industrials
 6.0%  Short-Term Investments
 5.2%  Utilities
 4.3%  Materials
 1.5%  Information Technology

+ Percentages are based on total investments.

   Number
  of Shares                                   Value
-------------------------------------------------------
              FOREIGN STOCK - 92.11%
              AUSTRALIA - 3.73%
     35,000   Australia & New Zealand
              Banking Group Ltd.           $   589,464
    300,000   Investa Property Group           482,534
     22,200   National Australia
              Bank Ltd.                        505,278
    180,000   Qantas Airways Ltd.              452,551
     78,000   Santos Ltd.                      563,955
    115,000   Telstra Corp. Ltd.               434,592
                                           -----------
                                             3,028,374
                                           -----------
              AUSTRIA - 0.72%
      1,900   OMV*                             586,223
                                           -----------
              BELGIUM - 2.38%
     19,000   AGFA-Gevaert                     620,072
     30,000   Dexia                            688,983
     22,500   Fortis*                          621,595
                                           -----------
                                             1,930,650
                                           -----------
              CANADA - 5.54%
     10,300   Alcan, Inc.                      334,866
     18,500   BCE, Inc.                        445,197
     37,000   Biovail Corp.*                   517,726
     33,000   Domtar, Inc.                     275,581
     22,200   Husky Energy, Inc.               648,336
      7,500   Magna International, Inc.,
              Class A                          461,911
     23,700   Quebecor, Inc., Class A          595,262
     11,000   Royal Bank of Canada             656,958
     14,000   Toronto-Dominion Bank            561,584
                                           -----------
                                             4,497,421
                                           -----------
              DENMARK - 0.51%
     14,000   Danske Bank A/S*                 410,216
                                           -----------

   Number
  of Shares                                   Value
-------------------------------------------------------
              FINLAND - 2.00%
     40,500   Nokia Oyj                    $   644,135
     29,400   Orion Oyj, B Shares              500,994
     36,000   Stora Enso Oyj, R Shares*        477,292
                                           -----------
                                             1,622,421
                                           -----------
              FRANCE - 5.49%
      7,100   Assurances Generales
              de France                        567,362
      9,000   BNP Paribas                      591,387
     13,000   Cie de Saint-Gobain*             731,713
      8,500   Peugeot SA*                      501,691
      7,000   Renault SA*                      584,674
     10,000   Societe BIC SA                   541,298
      4,200   Societe Generale*                416,953
      2,337   Total SA                         520,426
      2,700   Total SA STRIPS*                      35
                                           -----------
                                             4,455,539
                                           -----------
              GERMANY - 4.99%
      8,700   Celesio AG                       691,512
      7,000   Deutsche Bank AG*                569,854
      7,000   E.ON AG*                         589,192
      7,800   Fresenius Medical Care AG*       626,320
      2,600   Puma AG Rudolf
              Dassler Sport*                   598,965
      9,000   Schering AG*                     591,270
      5,200   Siemens AG*                      380,155
                                           -----------
                                             4,047,268
                                           -----------
              GREECE - 0.67%
     29,155   Hellenic Telecommunications
              Organization SA*                 545,748
                                           -----------
              HONG KONG - 6.48%
    282,000   Asia Satellite Telecommunications
              Holdings Ltd.                    524,513
    150,000   Cheung Kong Infrastructure
              Holdings Ltd.                    473,332
    160,000   China Mobile Hong Kong Ltd.      554,144
  1,200,000   China Petroleum and
              Chemical Corp., Class H          469,483
     86,400   CLP Holdings Ltd.                489,864
    355,000   Hang Lung Group Ltd.             639,800
    105,000   HongKong Electric Holdings       479,489
     24,800   HSBC Holdings PLC                397,650
     69,500   Swire Pacific Ltd., Class A      579,479
    230,000   Yue Yuen Industrial
              Holdings                         652,018
                                           -----------
                                             5,259,772
                                           -----------

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 5

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

   Number
  of Shares                                   Value
-------------------------------------------------------
              IRELAND - 1.68%
      8,000   Allied Irish Banks PLC       $   162,661
     28,000   Allied Irish Banks PLC -
              Dublin                           569,311
     40,000   Jurys Doyle Hotel Group PLC      634,634
                                           -----------
                                             1,366,606
                                           -----------
              ITALY - 0.68%
    111,600   Parmalat Finanziaria SpA*+        15,848
    159,881   Telecom Italia SpA*              540,250
                                           -----------
                                               556,098
                                           -----------
              JAPAN - 19.41%
     23,000   Aderans Co. Ltd.                 552,447
     12,000   Astellas Pharma, Inc.            434,638
     30,000   Bandai Co. Ltd.                  684,840
     12,000   Canon, Inc.                      626,793
         90   East Japan Railway Co.           468,379
    110,000   Fuji Heavy Industries Ltd.       504,313
     15,000   Fuji Photo Film Co. Ltd.         496,116
     10,000   Honda Motor Co. Ltd.             485,155
     21,000   Kao Corp.                        485,393
    110,000   Kubota Corp.                     568,270
     20,000   Kyushu Electric
              Power Co., Inc.                  429,872
         85   Mitsubishi Tokyo Financial
              Group, Inc.                      737,263
        135   Nippon Telegraph &
              Telephone Corp.                  568,746
     60,000   Nissan Motor Co. Ltd.            594,767
     40,000   Nomura Holdings, Inc.            510,509
     50,000   Q.P. Corp.                       450,365
     30,000   Ricoh Co. Ltd.                   478,673
     10,000   Sankyo Co. Ltd./Gunma            494,686
     12,600   Sega Sammy Holdings, Inc.*       741,000
     18,000   Sony Corp.                       672,544
    107,000   Sumitomo Chemical Co. Ltd.       547,672
    180,000   Taiheiyo Cement Corp.            504,408
     11,000   Takeda Pharmaceutical Co. Ltd.   535,767
      7,000   Takefuji Corp.                   443,025
     18,400   Tokyo Electric Power
              Co., Inc.                        441,958
     45,000   Toppan Forms Co. Ltd.            527,999
     36,000   Toyo Suisan Kaisha Ltd.          565,829
     15,000   Toyota Motor Corp.               549,016
     44,000   Yamaha Corp.                     651,728
                                           -----------
                                            15,752,171
                                           -----------

   Number
  of Shares                                   Value
-------------------------------------------------------
              LUXEMBOURG - 0.67%
     26,900   Arcelor*                     $   541,737
                                           -----------
              MEXICO - 1.41%
    337,000   Carso Global Telecom SA,
              Class A1*                        554,626
     81,780   Cemex SA*                        588,515
                                           -----------
                                             1,143,141
                                           -----------
              NETHERLANDS - 6.40%
     21,400   ABN AMRO Holding NV*             520,482
     37,880   Aegon NV*                        471,898
     12,000   Akzo Nobel NV*                   491,080
     19,000   CSM*                             556,789
     16,250   Heineken Holding NV,
              Class A*                         464,873
      8,700   Hunter Douglas NV*               417,356
     17,850   ING Groep NV                     486,219
     20,000   Koninklijke Philips Electronics
              NV, ADR                          495,800
     37,000   OCE NV*                          550,257
     12,700   Royal Dutch Petroleum Co.*       741,552
                                           -----------
                                             5,196,306
                                           -----------
              NORWAY - 0.67%
     57,000   DnB Holding ASA                  543,409
                                           -----------
              SINGAPORE - 1.17%
     56,000   DBS Group Holdings Ltd.*         489,936
     48,150   Fraser and Neave Ltd.            456,607
                                           -----------
                                               946,543
                                           -----------
              SPAIN - 2.88%
     54,000   Banco Santander Central
              Hispano SA                       628,799
     23,200   Endesa SA*                       505,559
     11,000   Fomento de Construcciones
              y Contratas SA                   592,871
     24,000   Repsol YPF SA*                   608,195
                                           -----------
                                             2,335,424
                                           -----------
              SWEDEN - 2.04%
     26,000   Electrolux AB, Series B          523,664
     38,000   Skandinaviska Enskilda Banken
              AB, Class A*                     669,352
     11,000   SKF AB, B Shares*                461,627
                                           -----------
                                             1,654,643
                                           -----------

6   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

   Number
  of Shares                                   Value
-------------------------------------------------------
              SWITZERLAND - 2.81%
      2,200   Nestle SA                    $   578,437
     12,000   Novartis AG*                     583,645
      1,900   Rieter Holding AG*               533,076
      8,800   Swiss Reinsurance*               583,241
                                           -----------
                                             2,278,399
                                           -----------
              UNITED KINGDOM - 19.78%
     40,000   Alliance & Leicester PLC         627,208
     28,000   Associated British
              Foods PLC                        392,521
     19,000   AstraZeneca PLC                  827,728
     50,000   BAA PLC                          553,391
     51,800   Barclays PLC                     531,267
     51,000   Boots Group PLC                  584,914
    124,000   BP PLC                         1,264,654
    170,000   Dixons Group PLC                 461,048
     30,874   GlaxoSmithKline PLC              773,634
     46,000   HBOS PLC                         678,680
     17,000   HSBC Holdings PLC                271,271
     54,900   Kelda Group PLC                  662,147
    243,120   Legal & General Group PLC        484,067
    240,000   MFI Furniture PLC                465,249
    110,000   Mitchells & Butlers PLC          627,638
     38,000   Provident Financial PLC          483,355
     76,000   Prudential PLC                   682,213
    133,000   Rank Group PLC                   659,170
    190,000   Rentokil Initial PLC*            566,999
     16,300   Royal Bank of Scotland
              Group PLC                        490,005
     60,800   Shell Transport & Trading
              Co. PLC                          545,190
     60,000   Shire Pharmaceuticals PLC        626,253
     85,000   St. Ives Group PLC               560,076
     60,000   Unilever PLC                     569,530
     47,000   United Utilities PLC             569,558
    220,000   Vodafone Group PLC               572,490
     32,000   Whitbread PLC                    519,185
                                           -----------
                                            16,049,441
                                           -----------
              TOTAL FOREIGN STOCK
              (cost $59,724,678)            74,747,550
                                           -----------

   Number
  of Shares                                   Value
-------------------------------------------------------
              FOREIGN PREFERRED STOCK - 0.99%
              BRAZIL - 0.99%
     14,700   Cia Vale do Rio Doce,
              Class A*                     $   342,439
     12,600   Petroleo Brasileiro SA*          460,607
                                           -----------
                                               803,046
                                           -----------
              TOTAL FOREIGN PREFERRED STOCK
              (cost $360,979)                  803,046
                                           -----------
              SHORT-TERM INVESTMENTS - 5.99%
  3,002,006   SSGA Money Market Fund         3,002,006
  1,856,584   SSGA U.S. Government Money
              Market Fund                    1,856,584
                                           -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $4,858,590)              4,858,590
                                           -----------
              TOTAL INVESTMENTS - 99.09%
              (cost $64,944,247)            80,409,186
                                           -----------
              OTHER ASSETS AND LIABILITIES:
              Investment Advisory Fee Payable  (60,593)
              Payable for Capital Shares
              Redeemed                         (52,229)
              Administration Fee Payable       (10,009)
              Distribution Fee Payable          (8,411)
              Directors' Fee Payable            (2,648)
              Other Assets and Liabilities     871,435
                                           -----------
              Cash and Other Assets,
              less Liabilities - 0.91%         737,545
                                           -----------
              NET ASSETS -- 100.0%         $81,146,731
                                           ===========

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 7

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

INTERNATIONAL VALUE FUND (CONCLUDED)

                                              Value
-------------------------------------------------------

              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 6,185,046 outstanding
              shares of beneficial
              interest                     $62,739,482
              Undistributed net investment
              income                           203,211
              Accumulated net realized gain
              on investments                 2,734,557
              Net unrealized appreciation
              on investments                15,464,939
              Net unrealized appreciation on
              forward foreign currency
              contracts, foreign currencies
              and translation of other
              assets and liabilities denominated
              in foreign currencies              4,542
                                           -----------
              NET ASSETS                   $81,146,731
                                           ===========
              NET ASSETS VALUE, OFFERING
              AND REDEMPTION PRICE
              PER SHARE                         $13.12
                                                ======
             * NON-INCOME PRODUCING SECURITY.
             + IN BANKRUPTCY.
             ADR -- AMERICAN DEPOSITARY RECEIPT
             LTD. -- LIMITED
             PLC -- PUBLIC LIMITED COMPANY
             SSGA -- STATE STREET GLOBAL ADVISERS
             STRIPS -- SEPARATELY TRADED REGISTERED
             INTEREST AND PRINCIPAL SECURITY

             THE ACCOMPANYING NOTES ARE AN INTEGRAL
             PART OF THE FINANCIAL STATEMENTS.

8   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Sector Weightings+:

41.5%  U.S. Government Agency Obligations
25.0%  Financials
12.2%  U.S. Treasury Obligations
 9.9%  Industrials
 3.0%  Telecommunication Services
 2.9%  Information Technology
 1.5%  Consumer Discretionary
 1.5%  Utilities
 1.4%  Health Care
 0.7%  Short-Term Investments
 0.4%  Energy

+ Percentages are based on total investments.

  Principal
   Amount                                      Value
----------------------------------------------------------
              CORPORATE BONDS - 45.09%
              BANKS - 12.39%
 $1,000,000   Bank of America Corp.
              Sub Notes,
              7.500%, 09/15/06              $1,047,500
  1,000,000   BankBoston NA Sub Notes
              (Bank of America),
              6.500%, 12/19/07               1,061,734
  1,000,000   Fleet National Bank Sub
              Notes (Bank of America),
              5.750%, 01/15/09               1,045,000
  1,500,000   Household Finance Corp.
              Global Notes (HSBC Holdings),
              5.750%, 01/30/07               1,540,845
  1,000,000   Key Bank NA Oregon Sub
              Notes (KeyCorp),
              7.375%, 09/15/08               1,098,183
  1,000,000   Southtrust Bank NA Sub
              Notes, Putable @ 100 on
              01/09/08,
              6.125%, 01/09/28               1,148,367
  1,000,000   US Bank NA Global Notes,
              2.850%, 11/15/06                 984,200
  1,000,000   Wells Fargo & Co. Global Notes,
              3.500%, 04/04/08                 981,456
                                           -----------
                                             8,907,285
                                           -----------
              FINANCIAL - 12.32%
  1,000,000   Allstate Corp.,
              5.375%, 12/01/06               1,018,179
  1,000,000   Bear Stearns Cos., Inc.
              Global Notes,
              7.800%, 08/15/07               1,077,500
    500,000   Citigroup Global Markets
              Holdings, Inc. Global Notes,
              6.500%, 02/15/08                 531,250

  Principal
   Amount                                      Value
----------------------------------------------------------
 $1,000,000   Citigroup, Inc. Global Notes,
              5.750%, 05/10/06              $1,019,601
    500,000   Donaldson, Lufkin &
              Jenrette, Inc. Sr Notes
              (Credit Suisse Group),
              6.500%, 04/01/08                 529,375
  1,000,000   General Electric Capital
              Corp., MTN, Series A,
              5.000%, 06/15/07               1,017,446
  1,000,000   International Lease Finance
              Corp. (American International
              Group), MTN, Series M, 5.800%,
              08/15/07                       1,032,790
  1,000,000   JPMorgan Chase & Co.
              Global Sr Notes,
              5.350%, 03/01/07               1,021,626
  1,000,000   Lehman Brothers Holdings,
              Inc. Global Notes,
              8.250%, 06/15/07               1,083,663
    500,000   Merrill Lynch & Co., Inc.
              Global Notes,
              6.000%, 02/17/09                 526,875
                                           -----------
                                             8,858,305
                                           -----------
              GAS/NATURAL GAS - 0.36%
    225,000   Dominion Resources, Inc.
              (Consolidated Natural Gas),
              Putable @ 100 on 10/15/06,
              6.875%, 10/15/26                 259,875
                                           -----------
              INDUSTRIAL - 6.93%
  2,000,000   Ford Motor Credit Co.
              Global Notes,
              6.875%, 02/01/06               2,023,032
  2,000,000   General Motors Acceptance
              Corp. Global Notes,
              6.125%, 08/28/07               1,948,786
  1,000,000   John Deere Capital Corp.
              Global Notes,
              4.500%, 08/22/07               1,006,397
                                           -----------
                                             4,978,215
                                           -----------
              MEDICAL PRODUCTS & SERVICES - 1.41%
  1,000,000   Merck & Co. Inc.,
              5.250%, 07/01/06               1,013,750
                                           -----------

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 9

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

  Principal
   Amount                                      Value
----------------------------------------------------------
              MISCELLANEOUS BUSINESS SERVICES - 1.45%
 $1,000,000   Cendant Corp. Sr Notes,
              6.250%, 01/15/08             $ 1,042,316
                                           -----------
              MULTIMEDIA - 1.50%
  1,000,000   Time Warner, Inc.
              (Historic TW) Notes,
              8.180%, 08/15/07               1,080,000
                                           -----------
              RAILROADS - 1.42%
  1,000,000   Union Pacific Corp. Notes,
              6.400%, 02/01/06               1,017,755
                                           -----------
              TECHNOLOGY - 2.87%
  1,000,000   Computer Associates, Inc.
              Sr Notes, Series B,
              6.500%, 04/15/08               1,047,500
  1,000,000   International Business
              Machines Corp. Global Notes,
              4.875%, 10/01/06               1,013,393
                                           -----------
                                             2,060,893
                                           -----------
              TELEPHONES & TELECOMMUNICATIONS - 2.97%
    905,000   Comcast Cable
              Communications Holdings,
              Inc. Global Notes,
              8.375%, 03/15/13               1,098,681
  1,000,000   Verizon Global Funding
              Corp. Global Notes,
              6.125%, 06/15/07               1,039,154
                                           -----------
                                             2,137,835
                                           -----------
              UTILITIES - 1.47%
  1,000,000   Public Service Electric
              & Gas Notes,
              6.375%, 05/01/23               1,055,942
                                           -----------
              TOTAL CORPORATE BONDS
              (cost $32,069,888)            32,412,171
                                           -----------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS - 40.97%
  4,000,000   Fannie Mae, Global Notes,
              3.250%, 07/31/06               3,976,888
    750,000   Federal Farm Credit Bank, MTN,
              6.125%, 01/22/13                 781,627
  2,000,000   Federal Farm Credit Bank, MTN,
              5.240%, 10/01/08               2,071,712

  Principal
   Amount                                      Value
----------------------------------------------------------
 $1,000,000   Federal Home Loan Bank,
              6.500%, 08/14/09             $ 1,088,032
    750,000   Federal Home Loan Bank,
              6.500%, 11/13/09                 819,375
  1,000,000   Federal Home Loan Bank,
              5.890%, 06/30/08               1,055,520
  1,000,000   Federal Home Loan Bank,
              5.250%, 11/14/08               1,035,307
  3,000,000   Federal Home Loan Bank,
              4.875%, 11/15/06               3,046,725
  1,900,000   Federal Home Loan Bank+,
              2.734%, 05/11/05               1,898,559
  2,200,000   Federal Home Loan Bank+,
              2.691%, 05/04/05               2,199,507
  5,000,000   Freddie Mac,
              4.000%, 09/22/09               4,923,925
    507,000   Freddie Mac, CMO Sequential,
              Series 2466, Class VB,
              6.500%, 07/15/13                 511,462
  2,000,000   Freddie Mac, Global Notes,
              5.125%, 10/15/08               2,066,120
  2,000,000   Freddie Mac, MTN,
              3.100%, 03/20/07               1,964,018
  1,500,000   Freddie Mac, MTN,
              3.000%, 06/02/06               1,489,053
    500,000   Private Export Funding Corp.
              (U.S. Government Guaranteed),
              Series B,
              6.490%, 07/15/07                 524,375
                                           -----------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS
              (cost $29,249,094)            29,452,205
                                           -----------
              U.S. TREASURY OBLIGATIONS - 12.04%
  2,000,000   United States
              Treasury Bond,
              7.500%, 11/15/16               2,569,060
  3,200,000   United States Treasury Bond,
              6.250%, 05/15/30               3,984,125
  2,000,000   United States Treasury Note,
              5.625%, 05/15/08               2,107,020
                                           -----------
              TOTAL U.S. TREASURY OBLIGATIONS
              (cost $8,325,865)              8,660,205
                                           -----------

10   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2005 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND (CONCLUDED)

   Number
  of Shares                                   Value
-------------------------------------------------------
              SHORT-TERM INVESTMENTS - 0.66%
    466,362   SSGA Money Market Fund       $   466,362
      5,535   SSGA U.S. Government Money
              Market Fund                        5,535
                                           -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $471,897)                  471,897
                                           -----------
              TOTAL INVESTMENTS - 98.76%
              (cost $70,116,744)            70,996,478
                                           -----------
              OTHER ASSETS AND LIABILITIES:
              Income Distribution Payable      (87,461)
              Payable for Capital Shares
              Redeemed                         (37,020)
              Investment Advisory Fee Payable  (29,399)
              Administration Fee Payable        (8,037)
              Distribution Fee Payable          (5,265)
              Directors' Fee Payable            (2,648)
              Other Assets and Liabilities   1,060,858
                                           -----------
              Cash and Other Assets,
              less Liabilities - 1.24%         891,028
                                           -----------
              NET ASSETS -- 100.0%         $71,887,506
                                           ===========
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 7,215,953 outstanding
              shares of beneficial
              interest                     $71,768,230
              Undistributed net investment
              income                                94
              Accumulated net realized loss
              on investments                  (760,552)
              Net unrealized appreciation
              on investments                   879,734
                                           -----------
              NET ASSETS                   $71,887,506
                                           ===========
              NET ASSETS VALUE, OFFERING
              AND REDEMPTION PRICE
              PER SHARE                          $9.96
                                                 =====

             + RATE SHOWN WAS THE EFFECTIVE YIELD AT TIME OF PURCHASE. CMO -- COLLATERALIZED MORTGAGE OBLIGATION
             MTN -- MEDIUM TERM NOTE
             NA -- NATIONAL ASSOCIATION
             SUB -- SUBORDINATED
             SR -- SENIOR
             SSGA -- STATE STREET GLOBAL ADVISERS

             THE ACCOMPANYING NOTES ARE AN INTEGRAL
             PART OF THE FINANCIAL STATEMENTS.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 11

                       THIS PAGE INTENTIONALLY LEFT BLANK.

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

                                                    LARGE CAP         SMALL CAP      INTERNATIONAL     INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND     FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding taxes of
   $1,282, $0, $118,037, and $0, respectively)    $ 1,436,351        $  589,993      $ 1,070,335        $       --
Interest                                               35,023            13,501           34,738         1,484,230
                                                  -----------        ----------      -----------        ----------
   TOTAL INVESTMENT INCOME                          1,471,374           603,494        1,105,073         1,484,230
                                                  -----------        ----------      -----------        ----------

EXPENSES:
Investment advisory fees                              378,614           265,588          347,897           159,861
Distribution fees                                      93,671            74,068           79,299            41,539
Administration and fund accounting fees                53,910            48,162           59,336            48,209
Directors' fees and expenses                            5,571             5,590            5,590             5,590
Transfer agent fees and expenses                       12,499            13,591           10,950            10,752
Federal and state registration fees                     8,151             9,206            9,233             7,048
Audit fees                                              6,609             6,608            6,608             6,609
Custody fees                                            6,412             4,981           32,187             5,184
Legal fees                                              6,093             6,093            6,093             6,093
Printing fees                                           5,320             5,320            5,320             5,324
Insurance fees                                          1,212             1,213            1,212             1,212
Pricing fees                                              233               278            4,984             4,344
Miscellaneous                                           1,578             1,429            1,431             1,429
                                                  -----------        ----------      -----------        ----------
   TOTAL EXPENSES                                     579,873           442,127          570,140           303,194
                                                  -----------        ----------      -----------        ----------
Less:
   Waiver of Investment Advisory Fees                      --                --               --            (1,252)
                                                  -----------        ----------      -----------        ----------
   TOTAL NET EXPENSES                                 579,873           442,127          570,140           301,942
                                                  -----------        ----------      -----------        ----------
NET INVESTMENT INCOME                                 891,501           161,367          534,933         1,182,288
                                                  -----------        ----------      -----------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments             3,295,851         2,528,196        2,734,621          (132,435)
Net realized loss on foreign
   currency transactions                                   --                --           (8,706)               --
Net change in unrealized
   appreciation (depreciation)
   on investments                                   1,833,947        (1,766,220)       2,147,503          (919,931)
Net change in unrealized depreciation on forward
   foreign currency contracts, foreign currencies,
   and translation of other assets and liabilities
   denominated in foreign currencies                       --                --             (720)               --
                                                  -----------        ----------      -----------        ----------
Net gain (loss) on investments and foreign
   currency transactions                            5,129,798           761,976        4,872,698        (1,052,366)
                                                  -----------        ----------      -----------        ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                $ 6,021,299        $  923,343      $ 5,407,631        $  129,922
                                                  ===========        ==========      ===========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 13

STATEMENTS OF CHANGES IN NET ASSETS

                                                      LARGE CAP                              SMALL CAP
                                                     VALUE FUND                             VALUE FUND
                                        -----------------------------------   ------------------------------------
                                            SIX MONTHS        FISCAL YEAR        SIX MONTHS           FISCAL YEAR
                                               ENDED             ENDED              ENDED                ENDED
                                          APRIL 30, 2005      OCTOBER 31,      APRIL 30, 2005         OCTOBER 31,
                                            (UNAUDITED)          2004            (UNAUDITED)             2004
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                      $   891,501         $  965,180       $   161,367          $   212,709
Net realized gain (loss) on investments      3,295,851          7,107,787         2,528,196           11,706,471
Net realized loss on foreign currency
   transactions                                     --                 --                --                   --
Net change in unrealized appreciation
   (depreciation) on investments             1,833,947          3,443,278        (1,766,220)          (5,570,504)
Net change in unrealized appreciation
   (depreciation) on forward foreign
   currency contracts, foreign currencies,
   and translation of other assets and
   liabilities denominated in foreign
   currencies                                       --                 --                --                   --
                                          ------------        -----------      ------------         ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                 6,021,299         11,516,245           923,343            6,348,676
                                          ------------        -----------      ------------         ------------
DISTRIBUTIONS PAID FROM:
Net investment income                         (885,589)          (995,094)         (243,711)            (233,392)
Net realized capital gains                  (4,181,005)                --       (11,583,372)          (2,241,173)
                                          ------------        -----------      ------------         ------------
TOTAL DISTRIBUTIONS                         (5,066,594)          (995,094)      (11,827,083)          (2,474,565)
                                          ------------        -----------      ------------         ------------
CAPITAL STOCK TRANSACTIONS 1:
Shares sold                                 14,810,730         24,199,992         8,477,289           17,458,028
Proceeds from reinvestment of
   distributions                             4,157,323            642,058        10,499,267            2,171,829
Redemption fees 2                                   --                 40                 7                  105
Shares redeemed                             (8,030,917)       (12,987,200)      (14,620,542)         (25,761,856)
                                          ------------        -----------      ------------         ------------
NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                             10,937,136         11,854,890         4,356,021           (6,131,894)
                                          ------------        -----------      ------------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     11,891,841         22,376,041        (6,547,719)          (2,257,783)
                                          ------------        -----------      ------------         ------------
NET ASSETS:
Beginning of period                         94,038,130         71,662,089        70,777,429           73,035,212
                                          ------------        -----------      ------------         ------------
End of period                             $105,929,971        $94,038,130      $ 64,229,710         $ 70,777,429
                                          ============        ===========      ============         ============
UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS
   AT END OF PERIOD                       $    116,886        $   110,974      $     52,580         $    134,924
                                          ============        ===========      ============         ============

1 SEE NOTE 3 IN THE NOTES TO THE FINANCIAL STATEMENTS.
2 SEE NOTE 6 IN THE NOTES TO THE FINANCIAL STATEMENTS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                       INTERNATIONAL                                    INTERMEDIATE
                                                        VALUE FUND                                    FIXED INCOME FUND
                                        --------------------------------------------    -----------------------------------------
                                          SIX MONTHS                 FISCAL YEAR           SIX MONTHS                FISCAL YEAR
                                             ENDED                      ENDED                 ENDED                     ENDED
                                        APRIL 30, 2005               OCTOBER 31,         APRIL 30, 2005              OCTOBER 31,
                                          (UNAUDITED)                   2004               (UNAUDITED)                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                      $   534,933                $   805,352           $ 1,182,288               $ 2,373,368
Net realized gain (loss) on investments      2,734,621                  3,138,556              (132,435)                  206,540
Net realized loss on foreign currency
   transactions                                 (8,706)                   (21,876)                   --                        --
Net change in unrealized appreciation
   (depreciation) on investments             2,147,503                  7,039,798              (919,931)                 (473,741)
Net change in unrealized appreciation
   (depreciation) on forward foreign
   currency contracts, foreign currencies,
   and translation of other assets and
   liabilities denominated in foreign
   currencies                                     (720)                     2,011                    --                        --
                                           -----------                -----------           -----------               -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                 5,407,631                 10,963,841               129,922                 2,106,167
                                           -----------                -----------           -----------               -----------
DISTRIBUTIONS PAID FROM:
Net investment income                       (1,021,848)                  (676,349)           (1,182,352)               (2,376,433)
Net realized capital gains                    (285,412)                        --                    --                        --
                                           -----------                -----------           -----------               -----------
TOTAL DISTRIBUTIONS                         (1,307,260)                  (676,349)           (1,182,352)               (2,376,433)
                                           -----------                -----------           -----------               -----------
CAPITAL STOCK TRANSACTIONS 1:
Shares sold                                 15,826,417                 18,855,517             6,853,516                12,452,823
Proceeds from reinvestment of
   distributions                               236,195                    367,308               780,990                 1,315,175
Redemption fees2                                    --                         --                    --                        --
Shares redeemed                             (8,751,474)               (13,805,847)           (6,048,583)              (12,806,832)
                                           -----------                -----------           -----------               -----------
NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                              7,311,138                  5,416,978             1,585,923                   961,166
                                           -----------                -----------           -----------               -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS     11,411,509                 15,704,470               533,493                   690,900
                                           -----------                -----------           -----------               -----------
NET ASSETS:
Beginning of period                         69,735,222                 54,030,752            71,354,013                70,663,113
                                           -----------                -----------           -----------               -----------
End of period                              $81,146,731                $69,735,222           $71,887,506               $71,354,013
                                           ===========                ===========           ===========               ===========
UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS
   AT END OF PERIOD                        $   203,211                $   698,832           $        94               $       158
                                           ===========                ===========           ===========               ===========

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 15

FINANCIAL HIGHLIGHTS

                                                                            LARGE CAP
                                                                            VALUE FUND
                                        --------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                         APRIL 30, 2005     ENDED          ENDED          ENDED         ENDED           ENDED
                                           (UNAUDITED)  OCT. 31, 2004  OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   9.83       $  8.63        $  7.01        $  8.34        $  9.23         $ 10.06
                                            --------       -------        -------        -------        -------         -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                           0.09          0.11           0.11           0.10           0.07            0.08
Net realized and unrealized gain (loss)
   on investments                               0.56          1.20           1.62          (1.20)         (0.19)           0.12
                                            --------       -------        -------        -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS           0.65          1.31           1.73          (1.10)         (0.12)           0.20
                                            --------       -------        -------        -------        -------         -------
LESS DISTRIBUTIONS PAID:
From net investment income                     (0.09)        (0.11)         (0.11)         (0.09)         (0.08)          (0.08)
From net realized capital gains                (0.44)           --             --          (0.14)         (0.69)          (0.95)
                                            --------       -------        -------        -------        -------         -------
     TOTAL DISTRIBUTIONS                       (0.53)        (0.11)         (0.11)         (0.23)         (0.77)          (1.03)
                                            --------       -------        -------        -------        -------         -------
NET ASSET VALUE, END OF PERIOD              $   9.95       $  9.83        $  8.63        $  7.01        $  8.34         $  9.23
                                            ========       =======        =======        =======        =======         =======

TOTAL RETURN 1                                  6.62%*       15.27%         24.93%        (13.64)%        (1.58)%          2.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)            $105,930       $94,038        $71,662        $48,022        $48,229         $41,580
Ratio of expenses to average net assets,
   net of waivers and reimbursements            1.15%**       1.17%          1.34%          1.40%          1.39%           1.41%
Ratio of expenses to average net assets,
   before waivers and reimbursements            1.15%**       1.24%          1.34%          1.40%          1.39%           1.41%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                           1.76%**       1.16%          1.49%          1.26%          0.83%           0.85%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                           1.76%**       1.09%          1.49%          1.26%          0.83%           0.85%
Portfolio turnover rate                           17%           38%            51%            44%            76%             60%

 1 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
   PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
 * NOT ANNUALIZED
** ANNUALIZED
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                                            SMALL CAP
                                                                            VALUE FUND
                                           -----------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED       FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR   FISCAL YEAR
                                            APRIL 30, 2005     ENDED          ENDED          ENDED          ENDED         ENDED
                                             (UNAUDITED)   OCT. 31, 2004  OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 13.26        $ 12.61        $  9.13        $ 11.45        $  9.26         $  8.35
                                               -------        -------        -------        -------        -------         -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                             0.02           0.04           0.05           0.05           0.11            0.05
Net realized and unrealized gain (loss)
   on investments                                 0.27           1.04           3.49          (0.97)          2.22            0.89
                                               -------        -------        -------        -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS             0.29           1.08           3.54          (0.92)          2.33            0.94
                                               -------        -------        -------        -------        -------         -------
LESS DISTRIBUTIONS PAID:
From net investment income                       (0.04)         (0.04)         (0.06)         (0.09)         (0.06)          (0.03)
From net realized capital gains                  (2.23)         (0.39)            --          (1.31)         (0.08)             --
                                               -------        -------        -------        -------        -------         -------
     TOTAL DISTRIBUTIONS                         (2.27)         (0.43)         (0.06)         (1.40)         (0.14)          (0.03)
                                               -------        -------        -------        -------        -------         -------
NET ASSET VALUE, END OF PERIOD                 $ 11.28        $ 13.26        $ 12.61        $  9.13        $ 11.45         $  9.26
                                               =======        =======        =======        =======        =======         =======

TOTAL RETURN 1                                    0.84%*         8.76%         38.99%        (10.09)%        25.35%          11.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)               $64,230        $70,777        $73,035        $60,177        $53,877         $34,315
Ratio of expenses to average net assets,
   net of waivers and reimbursements              1.25%**        1.22%          1.34%          1.33%          1.41%           1.45%
Ratio of expenses to average net assets,
   before waivers and reimbursements              1.25%**        1.29%          1.34%          1.33%          1.41%           1.45%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                             0.46%**        0.29%          0.51%          0.64%          1.09%           0.50%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                             0.46%**        0.22%          0.51%          0.64%          1.09%           0.50%
Portfolio turnover rate                             35%            62%            73%            78%           107%             75%

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 17

FINANCIAL HIGHLIGHTS

                                                                       INTERNATIONAL
                                                                        VALUE FUND
                                        -----------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                         APRIL 30, 2005     ENDED          ENDED          ENDED         ENDED           ENDED
                                           (UNAUDITED)  OCT. 31, 2004  OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 12.37       $ 10.44         $  8.09        $  8.56        $ 11.10        $ 10.47
                                             -------       -------         -------        -------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                           0.09          0.15            0.13           0.08           0.14           0.08
Net realized and unrealized gain (loss)
   on investments                               0.89          1.91            2.29          (0.51)         (2.06)          0.67
                                             -------       -------         -------        -------        -------        -------
     TOTAL FROM INVESTMENT OPERATIONS           0.98          2.06            2.42          (0.43)         (1.92)          0.75
                                             -------       -------         -------        -------        -------        -------
LESS DISTRIBUTIONS PAID:
From net investment income                     (0.18)        (0.13)          (0.07)         (0.04)         (0.07)         (0.09)
From net realized capital gains                (0.05)           --              --             --          (0.55)         (0.03)
                                             -------       -------         -------        -------        -------        -------
     TOTAL DISTRIBUTIONS                       (0.23)        (0.13)          (0.07)         (0.04)         (0.62)         (0.12)
                                             -------       -------         -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD               $ 13.12       $ 12.37         $ 10.44        $  8.09        $  8.56        $ 11.10
                                             =======       =======         =======        =======        =======        =======

TOTAL RETURN 1                                  7.89%*       19.84%          30.08%         (5.05)%       (18.33)%         7.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)             $81,147       $69,735         $54,031        $37,160        $31,465        $28,747
Ratio of expenses to average net assets,
   net of waivers and reimbursements            1.47%**       1.57%           1.70%          1.81%          1.85%          1.85%
Ratio of expenses to average net assets,
   before waivers and reimbursements            1.47%**       1.60%           1.70%          1.81%          1.85%          1.85%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                           1.38%**       1.31%           1.43%          0.92%          0.73%          0.71%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                           1.38%**       1.28%           1.43%          0.92%          0.73%          0.71%
Portfolio turnover rate                            9%           19%             17%            35%            29%            40%


1 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
*  NOT ANNUALIZED
** ANNUALIZED
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                                                 INTERMEDIATE
                                                                                FIXED INCOME FUND
                                         -------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED       FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR   FISCAL YEAR
                                          APRIL 30, 2005     ENDED          ENDED          ENDED          ENDED         ENDED
                                           (UNAUDITED)   OCT. 31, 2004  OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.11        $ 10.15        $  9.98        $  10.18       $   9.44        $   9.50
                                             -------        -------        -------         -------        -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                           0.16           0.34           0.41            0.47           0.55            0.56
Net realized and unrealized gain (loss)
   on investments                              (0.15)         (0.04)          0.17           (0.20)          0.74           (0.06)
                                             -------        -------        -------         -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS           0.01           0.30           0.58            0.27           1.29            0.50
                                             -------        -------        -------         -------        -------         -------
LESS DISTRIBUTIONS PAID:
From net investment income                     (0.16)         (0.34)         (0.41)          (0.47)         (0.55)          (0.56)
From net realized capital gains                   --             --             --              --             --              --
                                             -------        -------        -------         -------        -------         -------
     TOTAL DISTRIBUTIONS                       (0.16)         (0.34)         (0.41)          (0.47)         (0.55)          (0.56)
                                             -------        -------        -------         -------        -------         -------
NET ASSET VALUE, END OF PERIOD               $  9.96        $ 10.11        $ 10.15         $  9.98        $ 10.18         $  9.44
                                             =======        =======        =======         =======        =======         =======

TOTAL RETURN 1                                  0.15%*         2.98%          5.86%           2.76%         14.08%           5.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)             $71,888        $71,354        $70,663         $74,068        $75,684         $58,345
Ratio of expenses to average net assets,
   net of waivers and reimbursements           0.85%**        0.85%          0.85%           0.85%          0.85%           0.85%
Ratio of expenses to average net assets,
   before waivers and reimbursements           0.85%**        0.89%          0.87%           0.87%          0.99%           1.08%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                          3.33%**        3.32%          3.95%           4.71%          5.64%           6.01%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                          3.33%**        3.28%          3.93%           4.69%          5.50%           5.78%
Portfolio turnover rate                          19%            35%            32%             93%           140%             65%

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 19

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2005 (UNAUDITED)


1. ORGANIZATION

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2005, the only series presently authorized are JohnsonFamily Large Cap Value Fund, JohnsonFamily Small Cap Value Fund, JohnsonFamily International Value Fund and JohnsonFamily Intermediate Fixed Income Fund, individually referred to as a "Fund" and collectively as the "Funds."


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT VALUATION
Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Pricing Procedures established by the Funds' Board of Directors (the "Board"). The Funds' Fair Value Pricing Procedures are
implemented   through  a  a  Fair  Value  Pricing  Committee  (the  "Committee")
designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Pricing Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Pricing Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Although the Committee members use their best judgement in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Funds' values may differ from the values that the Funds' could realize in a current transaction.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect

20   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)  APRIL 30, 2005 (UNAUDITED)


the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such an event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

C. FOREIGN CURRENCY TRANSLATIONS
The books and records of the International Value Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The International Value Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Value Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

D. FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Value Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2005, the International Value Fund had no such contracts outstanding.

E. DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, if any, will be declared and paid quarterly for the Large Cap Value Fund, annually for both the Small Cap Value Fund and International Value Fund, and monthly for the Intermediate Fixed Income Fund. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

G. EXPENSES
The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory, distribution, and custodian fees. Expenses not attributed directly to a Fund are allocated equally among the Funds or are allocated pro rata across the Funds based on the Fund's daily average net assets.

                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  21

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)  APRIL 30, 2005 (UNAUDITED)


3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                         FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
                                                    LARGE CAP         SMALL CAP    INTERNATIONAL         INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND    FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------
Shares sold                                         1,465,578           692,615        1,190,385           695,698
Shares issued to holders in reinvestment
     of dividends                                     409,362           853,599           17,880            66,737
Shares redeemed                                      (796,588)       (1,186,368)        (659,233)         (604,024)
                                                   ----------        ----------       ----------        ----------
NET INCREASE                                        1,078,352           359,846          549,032           158,411
                                                   ==========        ==========       ==========        ==========

                                                             FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004
                                                    LARGE CAP         SMALL CAP    INTERNATIONAL         INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND    FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------
Shares sold                                         2,570,811         1,341,352        1,632,106         1,226,140
Shares issued to holders in reinvestment
     of dividends                                      67,764           174,720           32,854           130,034
Shares redeemed                                    (1,378,582)       (1,972,342)      (1,202,135)       (1,261,564)
                                                   ----------        ----------       ----------        ----------
NET INCREASE (DECREASE)                             1,259,993          (456,270)         462,825            94,610
                                                   ==========        ==========       ==========        ==========

4. PURCHASES, SALES AND MATURITIES OF SECURITIES

Purchases, sales and maturities of investment securities, excluding U.S. government and short-term securities, for the six months ended April 30, 2005, were as follows:

                                                    LARGE CAP         SMALL CAP     INTERNATIONAL        INTERMEDIATE
                                                   VALUE FUND        VALUE FUND        VALUE FUND   FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------
Cost of Purchases                                 $22,157,055       $24,270,262      $11,173,327        $3,181,390
Proceeds from Sales and Maturities                 16,269,710        31,688,297        6,548,619         3,537,872


Cost of purchases and proceeds from sales and maturities of U.S. government securities for the Intermediate Fixed Income Fund for the six months ended April 30, 2005, were $11,026,130 and $7,981,725, respectively.

5. FEDERAL TAX INFORMATION

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

22  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)  APRIL 30, 2005 (UNAUDITED)


The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                              ORDINARY
                                               INCOME              TOTAL
------------------------------------------------------------------------------
Large Cap Value Fund
                               2004          $  995,094        $  995,094
                               2003             836,404           836,404
Small Cap Value Fund
                               2004           2,474,565         2,474,565
                               2003             384,895           384,895
International Value Fund
                               2004             676,349           676,349
                               2003             296,105           296,105
Intermediate Fixed Income Fund
                               2004           2,376,433         2,376,433
                               2003           2,951,366         2,951,366

As of October 31, 2004, the components of Distributable Earnings for tax purposes were as follows:

                                                          CAPITAL
                           UNDISTRIBUTED UNDISTRIBUTED      LOSS                         OTHER
                             ORDINARY      LONG-TERM    CARRYFORWARD    UNREALIZED     TEMPORARY   TOTAL DISTRIBUTABLE
                              INCOME     CAPITAL GAIN   EXPIRING 2008  APPRECIATION   DIFFERENCES        EARNINGS
----------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund        $  110,972   $4,180,606        $      --    $ 7,697,672    $       --      $11,989,250
Small Cap Value Fund         6,103,393    5,614,593               --      4,167,609            --       15,885,595
International Value Fund       985,923      285,348               --     13,035,607            --       14,306,878
Intermediate Fixed
     Income Fund               190,409           --         (628,116)     1,799,665      (190,252)       1,171,706

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains through the year of expiration.

For the fiscal year ended October 31, 2004, the Large Cap Value Fund, International Value Fund and the Intermediate Fixed Income Fund utilized capital loss carryforwards of $2,914,305, $2,853,208 and $204,498, respectively, to offset net realized capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net realized gains or losses on securities sold for the period were not different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2005, were as follows:

                                                                                                NET
                                          FEDERAL         APPRECIATED      DEPRECIATED       UNREALIZED
                                         TAX COST         SECURITIES       SECURITIES       APPRECIATION
--------------------------------------------------------------------------------------------------------
Large Cap Value Fund                   $96,396,412       $14,612,921     $(5,094,180)      $ 9,518,741
Small Cap Value Fund                    60,710,984         7,168,412      (4,470,741)        2,697,671
International Value Fund                64,944,247        17,172,646      (1,707,707)       15,464,939
Intermediate Fixed Income Fund          70,116,744         1,468,062        (588,328)          879,734

                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  23

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)  APRIL 30, 2005 (UNAUDITED)


6. REDEMPTION FEES

On July 26, 2001, the Board approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the International Value Fund and after October 10, 2001 for the Large Cap Value, Small Cap Value, and Intermediate Fixed Income Funds, and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Funds. Any proceeds of the fee will be credited to the assets of the Fund in which the shares were redeemed. For the six months ended April 30, 2005, there were $7 of redemption fees retained by the Small Cap Value Fund.

7. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Johnson Asset Management, Inc. ("JAM") is the investment adviser for the Funds. JAM manages the Funds' investments and its business operations under the overall supervision of the Board. As compensation for JAM's services, the Funds will pay JAM a monthly fee based on each Fund's average daily net assets at the annual rate of 0.75% for the Large Cap Value Fund and the Small Cap Value Fund, 0.90% for the International Value Fund, and 0.45% for the Intermediate Fixed Income Fund.

RNC Capital Management LLC (d/b/a RNC Genter Capital Management) ("RNC") serves as investment sub-adviser for the Intermediate Fixed Income Fund (the "Fund"). For its services to the Fund, RNC is entitled to receive a fee at an annual rate of 0.20% of the Fund's average daily net assets paid by JAM.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of the average daily net assets of each of the Large Cap Value Fund, Small Cap Value Fund and International Value Fund, or 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, JAM will reimburse the Funds for the amount of such excess. Additionally, for the six months ended April 30, 2005, JAM has voluntarily agreed to reimburse the Intermediate Fixed Income Fund to the extent aggregate annual operating expenses exceed 0.85% of the Fund's average daily net assets.

State Street Bank and Trust acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid based on the net assets of each Fund, by transaction and by out-of-pocket costs. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

8. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

SEI Investments Global Funds Services (the "Administrator") serves as the administrator to the Funds. The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of the per Fund minimum ($70,000 for each of the Large Cap Value Fund, Small Cap Value Fund, and Intermediate Fixed Income Fund, and $90,000 for the International Value Fund), or 0.14% of the first $250 million of the Funds' aggregate net assets; 0.10% of the next $250 million of the Funds' aggregate net assets; and 0.08% of the Funds' aggregate net assets over $500 million. Prior to August 1, 2004 the Administrator provided management and administrative services for an annual fee equal to the higher of $75,000 per Fund or 0.18% of the first $250 million of the Funds' aggregate net assets; 0.12% of the next $250 million of the Funds' aggregate net assets; and 0.10% of the Funds' aggregate net assets over $500 million.

24  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS  (CONCLUDED)  APRIL 30, 2005 (UNAUDITED)


SEI Investments Distribution Co. (the "Distributor") serves as the distributor to the Funds. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25% of each Fund's average daily net assets for the Large Cap Value, Small Cap Value, and International Value Funds and up to 0.125% (0.25% prior to December 2001) of the Fund's average daily net assets for the Intermediate Fixed Income Fund. In 2004, JAM voluntarily reimbursed the Large Cap Value Fund, Small Cap Value Fund and the International Value Fund $55,447, $52,959, and $17,647, respectively, for distribution costs not expended under the Plan.

Forum Shareholder Services LLC serves as the transfer agent and dividend disbursing agent to the Funds.

9. LINE OF CREDIT

The Funds entered into an agreement which enables them to participate in a $7.5 million unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Bank"). Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Bank's overnight federal funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum payable at the end of each calendar quarter, is accrued by each Fund based on its average daily unused portion of the line of credit. For the six months ended April 30, 2005, the Small Cap Value Fund had average borrowings of $333,724 over a period of 10 days at an average interest rate of 3.05%.


10. TRANSACTIONS WITH AFFILIATES

Certain officers of the Funds are also officers of the Administrator. Such officers are paid no fees by the Funds for serving as officers of the Funds.

11. MARKET RISKS

The International Value Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that the Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in the Fund will be magnified. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

12. OTHER

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 25

DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                   BEGINNING    ENDING                 EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                     VALUE       VALUE       EXPENSE    DURING
                                    11/1/04     4/30/05      RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Large Cap Value Fund               $1,000.00   $1,066.20      1.15%      $5.89
Small Cap Value Fund                1,000.00    1,008.40      1.25%       6.22
International Value Fund            1,000.00    1,078.90      1.47%       7.58
Intermediate Fixed Income Fund      1,000.00    1,001.50      0.85%       4.22

HYPOTHETICAL 5% FUND RETURN
Large Cap Value Fund               $1,000.00   $1,019.09      1.15%      $5.76
Small Cap Value Fund                1,000.00    1,018.60      1.25%       6.26
International Value Fund            1,000.00    1,017.50      1.47%       7.35
Intermediate Fixed Income Fund      1,000.00    1,020.58      0.85%       4.26
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).

26 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)


On March 15, 2005, the Board of Directors of JohnsonFamily Funds, Inc. approved the continuation of each Fund's investment advisory agreement with Johnson Asset Management, Inc. (the "Adviser") and the Intermediate Fixed Income Fund's sub-advisory agreement with RNC Genter Capital Management (the "Sub-Adviser"). Prior to approving the continuation of the agreements, the Board considered:

      o the nature, extent and quality of the services provided by the Adviser and Sub-Adviser

      o the investment performance of the Funds

      o the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from their relationship with the Funds

      o the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect those economies of scale

      o the expense ratios of the Funds

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered a report prepared by the Adviser describing the portfolio management, shareholder communication and serving and regulatory compliance services provided by the Adviser to the Funds. The Directors concluded that the Adviser was providing essential services to the Funds. The Directors concluded that the Sub-Adviser provided only portfolio management services to the Intermediate Fixed Income Fund and that the Adviser provided the same non-portfolio management services to the Intermediate Fixed Income Fund that it did to the other Funds.

The Directors compared the performance of the Funds to benchmark indices over various periods of time and concluded that the performance of the Funds warranted the continuation of the advisory agreements. The Directors noted that in addition to the absolute performance of the Funds, they also noted that the Funds adhered to their investment style avoiding style drift.

In concluding that the advisory fees payable by the Funds were reasonable, the Directors reviewed a report of the costs of services provided by, and the profits realized by the Adviser, from its relationship with the Funds and concluded that such profits were reasonable and not excessive. The Directors also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratios of the Funds were typically in the middle 60% of the range of comparable mutual funds. The Directors noted that the Adviser and not the Intermediate Fixed Income Fund paid the Sub-Advisory Fee.

The Directors then reviewed a report from the Adviser indicating that the Funds' expense ratios were declining as the assets of the Funds grew, indicating that there were economies of scale benefiting the shareholders. The Directors also considered whether the investment advisory agreement fee schedules should be adjusted for an increase in assets under management. They concluded that "breakpoints" were not warranted at this time given the anticipated growth of the Funds in the next year and the other factors considered.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 27

NOTES

This report has been prepared for the general information of JohnsonFamily Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current JohnsonFamily Funds prospectus, which contains more complete information about JohnsonFamily Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Securities and Exchange Commission's (the "Commission") web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-276-8272; (ii) at the Funds' website at http://www.johnsonfamilyfunds.com; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV.

                                 [LOGO OMITTED]

                               JohnsonFamily Funds
                                  P.O. Box 515
                              Racine, WI 53401-0515

JFF-SA-003-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 JohnsonFamily Funds, Inc.


By (Signature and Title)*                    /s/ Colette M. Wallner
                                             ----------------------------------
                                             Colette M. Wallner, President

Date:  June 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Colette M. Wallner
                                             -----------------------------------
                                             Colette M. Wallner, President

Date:  June 22, 2005


By (Signature and Title)*                    /s/ Mark C. Behrens
                                             -----------------------------------
                                             Mark C. Behrens, Treasurer

Date:  June 22, 2005

* Print the name and title of each signing officer under his or her signature.